NATURE OF OPERATIONS AND DISCONTINUANCE OF BUSIENSS (Details Narrative)	12 Months Ended
	Dec. 31, 2016	Jan. 26, 2012
State of Incorporation	Nevada
Entity incorporation, date of incorporation	Nov. 26, 2007
Amiko Kay [Member]
Ownership interest		99.00%
Percentage of revenue payble to related party under agreement		65.00%